Related party borrowings and receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Mar. 31, 2017	Sep. 21, 2016
Related party receivables and borrowings
Non-current payables to related parties	€ 673	€ 0
Number of shares issued and fully paid	11,100,000	236,300,000
Repayment of borrowings issued to related party	€ 404
ARD Group Finance Holding S.A.
Related party receivables and borrowings
Non-current payables to related parties	673		€ 673
Number of shares issued and fully paid				1,111,200
ARD Finance S.A.
Related party receivables and borrowings
Repayment of borrowings issued to related party	€ 404
Class B common shares
Related party receivables and borrowings
Number of shares issued and fully paid		217,700,000	217,696,000
Class B common shares | ARD Group Finance Holding S.A.
Related party receivables and borrowings
Number of shares issued and fully paid		86,154	86,154